Subsequent Events (Details) - $ / shares		12 Months Ended
	Jul. 20, 2026	Mar. 31, 2026	Mar. 31, 2025	Nov. 01, 2024
Ms. Wong [Member]
Subsequent Events [Line Items]
Percentage of shares issued and outstanding		90.00%
Class B Ordinary Shares
Subsequent Events [Line Items]
Ordinary shares issued		2,000,000	2,000,000
Ordinary shares outstanding		2,000,000	2,000,000
Par value per share		$ 0.0001	$ 0.0001
Class B Ordinary Shares | Ms. Wong [Member]
Subsequent Events [Line Items]
Par value per share				$ 0.0001
Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued	15,178,000
Ordinary shares outstanding	15,178,000
Percentage of shares issued and outstanding	68.19%
Subsequent Event [Member] | Ms. Wong [Member]
Subsequent Events [Line Items]
Ordinary shares held	10,350,360
Subsequent Event [Member] | Class B Ordinary Shares
Subsequent Events [Line Items]
Number of shares surrender	2,000,000
Par value per share	$ 0.0001